Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities issued
Disclosure of detailed information about financial instruments
Transfers to level 3		kr (10,649)
Transfers from level 3		6,534
Derivatives
Disclosure of detailed information about financial instruments
Transfers to level 3	kr (1)
Transfers from level 3		kr (1,259)